SHARE-BASED COMPENSATION -Schedule of shares granted, forfeited, issued and reserved, long term incentive plan (Details) - Long term incentive plan - shares	12 Months Ended				48 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	10,567,365	6,821,901	5,903,440	8,179,538	31,472,244
Issued (in shares)					(4,193,981)
Forfeited / Unvested (in shares)					(7,641,467)
Reserved (in shares)	19,636,796				19,636,796
Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	3,614,572	1,824,602	1,681,570	2,363,455	9,484,199
Issued (in shares)					0
Forfeited / Unvested (in shares)					(3,621,658)
Reserved (in shares)	5,862,541				5,862,541
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	6,952,793	4,997,299	4,221,870	5,816,083	21,988,045
Issued (in shares)					(4,193,981)
Forfeited / Unvested (in shares)					(4,019,809)
Reserved (in shares)	13,774,255				13,774,255